Offerings	Jun. 05, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	9,077,012
Proposed Maximum Offering Price per Unit | $ / shares	15.58
Maximum Aggregate Offering Price	$ 141,419,846.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,530.08
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock (“Common Stock”) of Sunshine Silver Mining & Refining Company (the “Registrant”) that become issuable under the Sunshine Silver Mining & Refining Company Amended and Restated 2021 Long Term Incentive Plan (the “2021 Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Common Stock.

(2)	Covers shares of Common Stock issuable under the 2021 Plan.

(3)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $15.58, the average of the high and low price of the Registrant’s common stock on June 4, 2026, as reported on the New York Stock Exchange, which is within five business days prior to filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	8,323,000
Proposed Maximum Offering Price per Unit | $ / shares	3.94
Maximum Aggregate Offering Price	$ 32,792,620
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,528.66
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock (“Common Stock”) of Sunshine Silver Mining & Refining Company (the “Registrant”) that become issuable under the Sunshine Silver Mining & Refining Company Amended and Restated 2021 Long Term Incentive Plan (the “2021 Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Common Stock.

(4)	Covers shares of Common Stock issuable upon the exercise of options to purchase Common Stock outstanding under the 2021 Plan.

(5)
Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based upon $3.94, which is the weighted-average exercise price for Class A common stock options outstanding under the 2021 Plan.